Income Taxes - Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 24, 2016	Apr. 26, 2015
Reconciliation of the beginning and ending amounts of valuation allowance
Balance at the beginning of the period	$ 69,217	$ 67,062
(Benefit) Provision	(11,972)	4,456
Release of Valuation Allowance		(2,301)
Balance at the end of the period	57,245	69,217
Federal
Reconciliation of the beginning and ending amounts of valuation allowance
Balance at the beginning of the period	39,508	40,885
(Benefit) Provision	(13,956)	(1,377)
Balance at the end of the period	25,552	39,508
State
Reconciliation of the beginning and ending amounts of valuation allowance
Balance at the beginning of the period	29,709	26,177
(Benefit) Provision	1,984	5,833
Release of Valuation Allowance		(2,301)
Balance at the end of the period	$ 31,693	$ 29,709